Description of Transaction and Basis of Presentation (Tables)	3 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of land Inventory
Name of Property	Ownership Percentage in the Property	Profit Participation Percentage (including Promote*)	Status / Stage	Acquisition Date	Purchase Price (USD in thousands)	Capitalized costs (USD in thousands)	Total Cost (USD in thousands)	Balance as of December 31, 2021, net (USD in thousands)
Maple Heights	5%	32.4% right to profits	Parcels are being sold	6/27/2019	8,000	3,269	11,269	9,214

(*)	The Promote percentage is calculated based on project’s business plan, therefore the actual ultimate percentage may be different from the percentage anticipated in the business plan.

Schedule of outstanding loans obtained by Maple Heights from banks
Borrowing Entity	Loan Principal	Annual Interest	Amount Outstanding as of 12/31/2021	Due Date	Lender
Maple Heights Development LLC	$4,800,000	5.5%	$3,468,107.8	12/5/2028	BancorpSouth Bank

Schedule of loan agreements
Borrower	Property	Lender	Loan Amount	Guarantor	Guaranteed Amount
Maple Heights Development LLC	Maple Heights	BancorpSouth Bank	$3,468,107	Michael Sabo	100%